Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014 NGHC, excluding Reciprocal Exchanges	Dec. 31, 2013 NGHC, excluding Reciprocal Exchanges	Sep. 30, 2014 Reciprocal Exchanges	Dec. 31, 2013 Reciprocal Exchanges
Investments:
Fixed maturities, available-for-sale, at fair value			$ 1,324,641	$ 766,589	$ 229,585	$ 0
Equity securities, available-for-sale, at fair value			53,403	6,287	2,752	0
Short-term Investments					2,901	0
Equity investment in unconsolidated subsidiaries			146,650	133,193
Other investments			4,095	2,893
Securities pledged (amortized cost $100,177 and $133,013)	100,932	133,922	100,932	133,922
Total investments	1,864,959	1,042,884
Cash and cash equivalents (Exchanges - $446 and $0)	118,141	73,823			446	0
Accrued investment income (Exchanges - $1,975 and $0)	13,788	9,263			1,975	0
Premiums and other receivables, net (Exchanges - $72,263 and $0)	757,377	449,252			72,263	0
Deferred acquisition costs	111,791	60,112
Reinsurance recoverable on unpaid losses (Related parties - $101,744 and $176,241) (Exchanges - $19,137 and $0)	911,046	950,828			19,137	0
Prepaid reinsurance premiums (Exchanges - $28,012 and $0)	100,300	50,878			28,012	0
Notes Receivable, Related Parties	125,364	0
Due from affiliate	7,008	4,785
Income tax receivable (Exchanges - $1,030 and $0)	1,030	0			1,030	0
Premises and equipment, net	29,346	29,535
Intangible assets, net (Exchanges - $13,508 and $0)	243,968	86,564			13,508	0
Goodwill	97,711	70,351
Prepaid and other assets (Exchanges - $123 and $0)	14,662	9,240			123	0
Total assets	4,396,491	2,837,515
Liabilities:
Unpaid loss and loss adjustment expense reserves (Exchanges - $100,282 and $0)	1,514,008	1,259,241			100,282	0
Unearned premiums (Exchanges - $116,145 and $0)	860,988	476,232			116,145	0
Unearned service contract and other revenue	8,949	7,319
Reinsurance payable (Related parties - $34,722 and $76,360) (Exchanges - $7,940 and $0)	103,365	93,534			7,940	0
Accounts payable and accrued expenses (Exchanges - $19,822 and $0)	263,798	91,143			19,822	0
Due to affiliate (Exchanges - $17,808 and $0)	17,808	0			17,808	0
Securities sold under agreements to repurchase, at contract value	95,362	109,629
Deferred tax liability (Exchanges - $24,046 and $0)	72,737	24,476			24,046	0
Income tax payable	19,604	1,987
Notes payable (Exchanges - $44,600 and $0)	300,222	81,142			44,600	0
Other liabilities (Exchanges - $4,506 and $0)	51,742	49,945			4,506	0
Total liabilities	3,308,583	2,194,648
Stockholders' equity:
Common stock, $0.01 par value - authorized 150,000,000 shares, issued and outstanding 93,408,212 shares - 2014; authorized 150,000,000 shares, issued and outstanding 79,731,800 shares - 2013	934	797
Preferred stock, $0.01 par value - authorized 10,000,000 shares, issued and outstanding 2,200,000 shares - 2014; authorized 10,000,000 shares, issued and outstanding 0 shares - 2013	55,000	0
Additional paid-in capital	690,908	437,006
Accumulated other comprehensive income	20,873	7,425
Retained earnings	283,541	197,552
Total National General Holdings Corp. Stockholders' Equity	1,051,256	642,780
Non-controlling interest (Exchanges - $36,583 and $0)	36,652	87			36,583	0
Total stockholders’ equity	1,087,908	642,867
Total liabilities and stockholders' equity	$ 4,396,491	$ 2,837,515